Cover	Dec. 07, 2021
Cover [Abstract]
Entity Registrant Name	UNRIVALED BRANDS, INC.
Entity Central Index Key	0001451512
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Dec. 07, 2021
Entity File Number	000-54258
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	26-3062661
Entity Address Address Line 1	3242 S. Halladay St
Entity Address Address Line 2	Suite 202
Entity Address City Or Town	Santa Ana
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92705
City Area Code	888
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	909-5564